NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: C. Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2023
Policies
C. Cash and Cash Equivalents

C.Cash and Cash Equivalents

Cash and cash equivalents consist of short-term, highly liquid investments like bank deposits, which are readily convertible into cash with original maturities when purchased of three months or less.